Short Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Short Term Debt [Abstract]
Short Term Debt
3. Short-Term Debt

On November 1, 2013, Kitara Media secured a three-year $5,000 credit facility with Wells Fargo Bank, National Association (the “Lender”). The line may be increased to $10,000 at Kitara Media’s option on or prior to April 30, 2015 in two equal tranches of $2,500 each. The interest rate on the credit facility is Libor plus 4.25% with a minimum interest charge of $10 per month. Various fees are payable to the Lender from time to time, including origination fees and unused line fees.

The credit facility contains various financial covenants including the requirement that earnings before interest, taxes, depreciation and amortization be at certain minimum levels for various periods through December 31, 2014. Other financial covenants are that the Company maintain minimum liquidity (as defined in the credit facility) of $1,000 and make no more than $100 in capital expenditures in any fiscal year, other than capitalized software development costs (as defined in the credit facility), which may not be in excess of $1,000 in any fiscal year. As of March 31, 2014, the Company was in compliance with its financial covenants.  Amounts due under the credit agreement are secured by a continuing security interest in substantially all of Kitara Media’s assets and also pledges by the Company of its ownership interests in its other wholly-owned subsidiaries, NYPG and Andover Games. Outstanding advances under the Credit Agreement may not at any time exceed a Borrowing Base (as defined below) less amounts outstanding under letters of credit. The Borrowing Base is equal to 85% of eligible accounts receivable plus the lesser of 75% of eligible unbilled accounts receivable or $500 less reserves established by Lender from time to time less $500. Kitara Media shall maintain at all times minimum excess availability of not less than $500. The credit line terminates on November 1, 2016, at which time all amounts outstanding must be paid.  The facility is treated as a current liability because among other provisions, the agreement requires that the Company maintain a lockbox arrangement and contains certain subjective acceleration clauses. In addition, the bank may at its discretion, adjust the availability of the arrangement. At March 31, 2014, the outstanding balance was $908, and as of December 31, 2013 the outstanding balance was $841.

In conjunction with the acquisition of Health Guru Media, the Company acquired certain debts as follows:

On June 10, 2011, Health Guru Media obtained a commitment from a lender to borrow an aggregate of $3,000. The commitment was divided into two tranches. The first tranche was for $2,000 which expires on October 1, 2014. The second tranche was for $1,000 and expires on December 1, 2014.  On January 31, 2012, Health Guru Media obtained an additional growth capital loan on its second commitment (“Tranche 3”) in the amount of $500 which expires on December 1, 2014.

Interest is payable monthly at an annual interest rate which is a sum of the prime rate, as published by The Wall Street Journal, plus 9.75% per annum (the “Combined Interest Rate”). In no event shall the designated rate be less than 13%. At March 31, 2014, the interest rate on this debt was 13%.  As of March 31, 2014, the total balance on the notes was $1,017, and as of December 31, 2013 the outstanding balance was $1,383.

In June 2013 Health Guru Media secured a one (1) year receivable financing arrangement with Sterling National Bank – Factoring and Trade Finance Division (“the Bank”). Health Guru Media presents invoices to the Bank who then advances it up to 60% of eligible invoices and may remain outstanding for up to 120 days of the invoice date or 60 days past due.  The Bank charges a commission rate of .35% of the gross invoice.  All debits in the account shall bear interest daily at a rate equal to 1.75% above prime rate as published in the Wall Street Journal. As of March 31, 2014 the total balance outstanding was $946, and as of December 31, 2013 the outstanding balance was $1,080.

On June 19, 2013, Health Guru Media, the Bank and the Lender, entered into an Intercreditor agreement that has granted the Bank and the Lender, a general lien and security interest in substantially all of Health Guru Media’s assets.  This agreement sets forth the respective rights and obligations with respect to the assets of Health Guru Media between the Bank and the Lender.

On March 26, 2014, in consideration of amounts loaned to the Company, the Company issued a promissory note in favor of Ironbound, with a principal amount of $1,000. The principal balance, together with interest, was due on the earlier of (a) April 25, 2014 and (b) the consummation by the Company of a private placement of its equity or debt securities or any other financing raising gross proceeds of at least $1,000 (either the “Maturity Date”).  See Note 8 regarding the conversion of the note to equity.

6. Short Term Debt

On November 1, 2013, Kitara Media secured a three-year $5,000 credit facility with Wells Fargo Bank, National Association (the “Lender”). The line may be increased to $10,000 at Kitara Media’s option on or prior to April 30, 2015 in two equal tranches of $2,500 each. The interest rate on the credit facility is Libor plus 4.25% with a minimum interest charge of $10 per month. Various fees are payable to the Lender from time to time, including origination fees and unused line fees.

The credit facility contains various financial covenants including the requirement that earnings before interest, taxes, depreciation and amortization be at certain minimum levels for various periods through December 31, 2014. Other financial covenants are that the Company maintain minimum liquidity (as defined in the credit facility) of $1,000 and make no more than $100 in capital expenditures in any fiscal year, other than capitalized software development costs (as defined in the credit facility), which may not be in excess of $1,000 in any fiscal year. As of December 31, 2013, the Company was in compliance with its financial covenants.  Amounts due under the credit agreement are secured by a continuing security interest in substantially all of Kitara Media’s assets and also pledges by the Company of  its ownership interests in its other wholly-owned subsidiaries, NYPG and Andover Games, LLC. Outstanding advances under the Credit Agreement may not at any time exceed a Borrowing Base (as defined below) less amounts outstanding under letters of credit. The Borrowing Base is equal to 85% of eligible accounts receivable plus the lesser of 75% of eligible unbilled accounts receivable or $500 less reserves established by Lender from time to time less $500. Kitara Media shall maintain at all times minimum excess availability of not less than $500. The credit line terminates on November 1, 2016, at which time all amounts outstanding must be paid.  The facility is treated as a current liability because among other provisions, the agreement requires that the Company maintain a lockbox arrangement and contains certain subjective acceleration clauses. In addition, the bank may at its discretion, adjust the availability of the arrangement. At December 31, 2013 the outstanding balance was $841.

In conjunction with the acquisition of Health Guru Media, the Company acquired certain debts as follows:

On June 10, 2011, Health Guru Media obtained a commitment from a lender to borrow an aggregate of $3,000. The commitment was divided into two tranches. The first tranche was for $2,000 which expires on October 1, 2014. The second tranche was for $1,000 and expires on December 1, 2014.  On January 31, 2012, Health Guru Media obtained an additional growth capital loan on its second commitment (“Tranche 3”) in the amount of $500 which expires on December 1, 2014.

Interest is payable monthly at an annual interest rate which is a sum of the prime rate, as published by The Wall Street Journal, plus 9.75% per annum (the “Combined Interest Rate”). In no event shall the designated rate be less than 13%. At December 31, 2013, the interest rate on this debt was 13%.  As of December 31, 2013 the total balance on the notes was $1,383.

In June 2013 Health Guru Media secured a one (1) year receivable financing arrangement with Sterling National Bank – Factoring and Trade Finance Division (“the Bank”). Health Guru Media presents invoices to the Bank who then advances it up to 60% of eligible invoices and may remain outstanding for up to 120 days of the invoice date or 60 days past due.  The Bank charges a commission rate of .35% of the gross invoice.  All debits in the account shall bear interest daily at a rate equal to 1.75% above prime rate as published in the Wall Street Journal. As of December 31, 2013 the total balance outstanding was $1,080.

On June 19, 2013, Health Guru Media, the Bank and the Health Guru Lender for the loans, entered into an Intercreditor agreement that has granted the Bank and the Health Guru Lender for the loans, a general lien and security interest in substantially all of Health Guru Media’s assets.  This agreement sets forth the respective rights and obligations with respect to the assets of Health Guru Media between the Bank and the Health Guru Lender for the loans.